Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2023	Six months ended 31 December 2022
Amounts recognised as distributions to equity shareholders	$ million	Re-presented $ million
Final dividend for the year ended 30 June 2023 of 59.98 cents per share (2022 - 52.71 cents)(1)	1,349	1,200
(1)Re-presented at declaration date's rate.